Related Party Transactions and Balances (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Related Party Transactions and Balances [Line Items]
Issuance of stock options	3,410,000,000
Amounts due to related parties		¥ 643,424
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Amounts due to related parties	¥ 4,610	¥ 4,065
Mr. Qu [Member]
Related Party Transactions and Balances [Line Items]
Issuance of stock options		72,000,000
Mr. Sun [Member]
Related Party Transactions and Balances [Line Items]
Issuance of stock options		43,180,000